Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Lease obligations

The Company leases its corporate headquarters in Olathe, Kansas under an operating lease which expires in 2018. As of December 31, 2016, the Company was in default on two leased properties assigned to the Company through the Acquisition in Des Moines, IA and Indianapolis, IN under operating leases which also expire in 2018. The Company determined that neither lease were necessary for its operations, so the Company is working with the Des Moines and Indianapolis landlords to terminate both leases on mutually acceptable terms. The Company also leases vehicles, copiers, and other miscellaneous office equipment. These leases expire at various times through 2019.

The Company is obligated, and in default as of December 31, 2016, under a lease related to the discontinued Hooper Holmes Services operations center through 2018 and has ceased use of this facility. The Company has recorded a facility closure obligation of $0.4 million as of December 31, 2016, related to this lease, which is recorded in other current and long-term liabilities in the consolidated balance sheet. The Company has subleased out part of this space and is also working with this landlord to terminate the lease on mutually acceptable terms.

The table below presents future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2016, and includes leases from both continuing and discontinued operations, as described above. This table does not reflect any changes related to the lease negotiations noted above.

(in thousands)
Year ending December 31,	Operating Leases
2017	$1,743
2018	1,278
2019	4
2020	—
2021	—
Thereafter	—
Total minimum lease payments	$3,025
Estimated sublease payments (not included in minimum lease payments)	(633)
$2,392

Rental expense under operating leases of continuing operations totaled $1.2 million and $1.1 million in 2016 and 2015, respectively.

Employment obligations

The Company has employment agreements with certain executive employees that provide for payment of base salary for a one year period in the event their employment with the Company is terminated in certain circumstances, including following a change in control, as further defined in the agreements.

The Company incurred certain severance and other costs related to its ongoing initiatives to increase the flexibility of its cost structure that were recorded in selling, general, and administrative expenses, and at December 31, 2016, the Company recorded a $0.3 million liability related to these initiatives in other current liabilities in the accompanying consolidated balance sheet.

Legal contingencies and obligations

The Company, in the normal course of business, is a party to various claims and other legal proceedings. In the opinion of management, the Company has legal defenses and/or insurance coverage (subject to deductibles) with respect to all of its pending legal actions. If management believes that a material loss not covered by insurance arising from these actions is probable and can reasonably be estimated, the Company may record the amount of the estimated loss or, if a loss cannot be estimated but the minimum liability may be estimated using a range and no point is more probable than another, the Company may record the minimum estimated liability. As additional information becomes available, any potential liability related to these actions is assessed and the estimates are revised, if necessary. Management believes that the ultimate outcome of all pending legal actions, individually and in the aggregate, will not have a material adverse effect on the Company's financial position that is inconsistent with its loss reserves or on its overall trends in results of operations. However, litigation and claims are subject to inherent uncertainties and unfavorable outcomes can occur that exceed any amounts reserved for such losses. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the results of operations in the period in which the outcome occurs or in future periods.

On August 5, 2016, the Company agreed to a settlement of $0.45 million related to a lawsuit involving the former Portamedic service line for which the Company retained liability. Accordingly, as of December 31, 2016 and 2015, the Company has recorded a liability of $0.45 million and $0.3 million, respectively, related to this matter.  The litigation accrual for all periods was included in the other current liabilities line item on the accompanying consolidated balance sheet.  The additional expense of $0.15 million recorded during the year ended December 31, 2016, was included in the discontinued operations line item on the consolidated statements of operations. The claim is not covered by insurance, and the Company incurred legal costs to defend the litigation which are also recorded in discontinued operations.